Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 1,078,624	$ 596,147
Accrued liabilities	137,567	73,228
Total	$ 1,216,191	$ 669,375	$ 244,704